Investor A Institutional [Member] Investment Objectives and Goals - Investor A, Institutional - BlackRock Short Obligations Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Short Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Short Obligations Fund (“Short Obligations Fund” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek current income consistent with preservation of capital.